Trade and Other Payables - Summary of Trade and Other Current Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Trade and other current payables [abstract]
Trade payables	¥ 4,199,072	$ 604,018	¥ 3,884,812
Bills payables	2,356,574	338,983	3,085,206
Other payables	319,723	45,991	423,787
Accrued expenses	159,735	22,977	167,575
Accrued staff costs	422,045	60,709	689,327
Refund liabilities	222,342	31,983	718,379
Dividend payable	30,205	4,345	29,304
Amount due to associates and joint ventures (trade)	67,556	9,718	176,819
Amount due to associates and joint ventures (non-trade)	22	3	27
Amount due to related parties (trade)	296,219	42,610	214,980
Amount due to related parties (non-trade)	7,289	1,048	1,308
Financial liabilities carried at amortized cost (Note 32, Note 35)	8,080,782	1,162,385	9,391,524
Deferred grants (Note 27)	13,404	1,928	12,482
Advance from customers	254	37	316
Other tax payable	44,968	6,468	39,416
Total trade and other payables (current)	¥ 8,139,408	$ 1,170,818	¥ 9,443,738